Selling and Marketing Expenses (Schedule of Composition of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of selling and marketing expenses [Abstract]
Salaries and related expenses	₪ 251	₪ 278		₪ 277
Commissions	78	83		85
Advertising and public relations	39	46		38
Depreciation and amortization	167	155		86
Royalties and fees	19	18	[1]	15	[1]
Other	26	30	[1]	66	[1]
Selling and marketing expenses	₪ 580	₪ 610		₪ 567

[1]	Reclassified